OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Securities - FVTPL	$1,612	$1,250
Derivative assets	72	10
Securities - FVTOCI	86	121
Restricted cash	241	154
Inventory(1)	877	507
Other	289	284
Total other non-current assets	$3,177	$2,326
(1)Includes right-of-use inventory of $33 million as of December 31, 2020 (December 31, 2019 - $31 million).